Convertible Note Payable (Details) - USD ($)	1 Months Ended				12 Months Ended
	Oct. 25, 2023	Apr. 17, 2023	Oct. 25, 2022	Jan. 25, 2022	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Convertible Note Payable [Line Items]
Principal amount			$ 1,707,500
Net proceeds			$ 1,500,000
Interest rate					8%
Investor, description					Subject to the occurrence of any triggering events as defined in the Note, the Investor shall have the right to increase the balance of the Note by 5% or 10%.
Investor percentage					120.00%
Exercise price (in Dollars per share)					$ 7.2
OID amount						$ 187,000
Cash placement agent fee						110,000
Accrued interest expense						22,767
Legal fees						20,000
Convert amount		$ 1,238,400
Conversion price per share (in Dollars per share)		$ 7.2			$ 5.4
Restricted ordinary shares issued (in Shares)		172,000		260,000	60,000
Remaining note balance	$ 554,238
Finance costs					$ 653,374	1,141,830	[1]	$ 984,843
Convertible Note Payable [Member]
Convertible Note Payable [Line Items]
Finance costs					$ 60,094	$ 22,767
Private Warrants [Member]
Convertible Note Payable [Line Items]
Exercise price (in Dollars per share)					$ 0.18

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).